Transactions with related parties - Dynagas Ltd. (Details) - USD ($)		12 Months Ended
	Jan. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Related Party Transaction
Management services agreement initial termination date		December 31, 2020
Daily management fee		$ 3,100	$ 3,000	$ 2,900	$ 2,500
Management fees annual upward percentage adjustment		3.00%
Charter Hire Commission payable to the Management company		1.25%
Lump sum payable to the management company for the supervision of vessels construction		$ 700
Automatic extension of Management Agreements increments		8 years
Master management agreement
Related Party Transaction
Management services agreement initial termination date		December 31, 2030
Daily management fee	$ 2,750	$ 3,167
Automatic extension of Management Agreements increments		5 years
Administrative Services Agreement Days Notice Required		6 months